Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Operating Segments

	December 31, 2022	December 31, 2021
Current and Total Assets
Other	$10,481	$9,547
Singapore	154,458	110,527
United States	212,350	73,143
	$377,289	$193,217

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenue
Singapore	$2,367	$7,468	$—
	$2,367	$7,468	$—

Net Loss
Other	$(2,585)	$(36)	$—
Singapore	(1,693,916)	(195,308)	—
United States	(8,922,308)	(8,247,971)	(5,916,017)
	$(10,618,809)	$(8,443,315)	$(5,916,017)